TAXATION (Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statutory CIT rate	25.00%	25.00%	25.00%
Share-based compensation expenses	6.60%	1.10%	2.00%
Change in fair value of convertible senior notes and capped call options	0.00%	2.20%	0.40%
Accrued payroll and welfare expenses	13.40%	1.00%	1.30%
Change of enacted tax rate	(12.10%)	0.40%	(3.50%)
Other tax preferences	(42.30%)	(0.00%)	(2.00%)
Difference in tax rate of a subsidiary outside the PRC	7.50%	0.90%	(1.10%)
Effect of tax holiday for subsidiaries	(8.80%)	(10.90%)	(9.10%)
Change in valuation allowance	13.80%	0.90%	(1.40%)
Effective tax rate	3.10%	20.60%	11.60%